SIGNIFICANT RELATED PARTY BALANCES AND TRANSACTIONS - Balances with related parties (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Balances with related parties
Trade and notes receivables, before provision for impairment	¥ 1,915,869	¥ 1,556,777
Provision for impairment of receivables	(79,971)	(57,930)
Trade and notes receivables	1,835,898	1,498,847
Provision for impairment of other current assets	(1,332,041)	(1,311,839)
Other current assets	899,319	266,806
Interest-bearing loans and borrowings	13,181,951	12,392,878
Trade and notes payables	2,335,509	1,701,275
Other payables and accrued liabilities	1,170,036	1,042,522
Contract Liabilities	181,784	317,428
Fellow of Subsidiaries
Balances with related parties
Cash and cash equivalents	8,250,506	8,715,645
Trade and notes receivables, before provision for impairment	1,222,066	1,111,857
Other current assets, before provision for impairment	330,757	90,720
Interest-bearing loans and borrowings	13,179,706	12,274,126
Trade and notes payables	1,908,490	1,289,819
Other payables and accrued liabilities	1,057,833	679,610
Contract Liabilities	40,787	36,471
Associates of Chinalco
Balances with related parties
Trade and notes receivables, before provision for impairment	36,680	37,474
Other current assets, before provision for impairment	21,820	20,573
Interest-bearing loans and borrowings	2,245	1,696
Trade and notes payables	26,920	22,547
Other payables and accrued liabilities	42,659	244,093
Contract Liabilities	34,212	654
Joint ventures
Balances with related parties
Trade and notes receivables, before provision for impairment	632,596	390,600
Other current assets, before provision for impairment	1,487,416	1,423,900
Interest-bearing loans and borrowings		12,610
Trade and notes payables	37,807	112,436
Other payables and accrued liabilities	49,618	87,374
Contract Liabilities	97,816	278,941
Associates
Balances with related parties
Trade and notes receivables, before provision for impairment	62	722
Other current assets, before provision for impairment	383,917	36,002
Other non-current assets	111,845	70,190
Interest-bearing loans and borrowings		104,446
Trade and notes payables	257,118	199,465
Other payables and accrued liabilities	19,926	29,573
Contract Liabilities	8,969	1,362
Non-controlling shareholder of a subsidiary and its subsidiaries
Balances with related parties
Trade and notes receivables, before provision for impairment	24,465	16,124
Other current assets, before provision for impairment	7,450	7,450
Trade and notes payables	¥ 105,174	77,008
Other payables and accrued liabilities		¥ 1,872